Popular, Inc Holding- Additional Information (Details) (E V E R T E C Inc [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
E V E R T E C Inc [Member]
Parent Company [Line Items]
Equity method investments, distributions	$ 4.7	$ 4.4